Leases - Summary of Future Minimum Rental Payments Under Non-cancellable Leases (Detail) - MBJA and PACKAL [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 62,141	$ 48,463	$ 45,700
Less Than One Year [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	18,933	23,403	14,432
Less Than Two Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	17,406	18,670	13,974
Less Than Three Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	5,437	5,781	12,835
Less Than Four Years [member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	4,079	268	4,302
Later than four years and not later than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	4,079	146	157
More than five years [Member]
Disclosure of operating lease by lessor [Line Items]
Future minimum lease payments	$ 12,207	$ 195	$ 0